UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Defiance Connective Technologies ETF
SIXG (Principal U.S. Listing Exchange:NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Defiance Connective Technologies ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/sixg. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Connective Technologies ETF	$35	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BlueStar Connective Technologies Index (the “Index”), which tracks companies involved in the development and commercialization of next-generation connectivity, including 5G, 6G, and AI-enabled networking technologies. The Fund is passively managed and generally seeks to fully replicate the Index.
For the 12-month period ended December 31, 2025 (the “reporting period”), the Fund increased 34.76% at  NAV, while the Index increased 35.28%. By comparison, the S&P 500 TR increased 17.88% during the same period. During the reporting period, performance benefited from a clearer understanding that AI scale requires not only compute, but also robust connectivity, networking, and data throughput. Early 6G standards work and an increased emphasis on AI-enabled networks highlighted the strategic importance of connective technologies. Near-term performance dynamics were also influenced by carrier capital-spending cycles and the timing of network upgrades, which can introduce periods of volatility despite strong long-term demand trends.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/04/2019)
Defiance Connective Technologies ETF NAV	34.76	15.03	16.04
S&P 500 TR	17.88	14.42	15.85
BlueStar Connective Technologies Index GTR	35.28	15.20	16.27
Visit https://www.defianceetfs.com/sixg for more recent performance information.
Defiance Connective Technologies ETF	PAGE 1	TSR-AR-26922A289

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$657,410,662
Number of Holdings	52
Net Advisory Fee	$1,849,967
Portfolio Turnover	27%
30-Day SEC Yield	(0.02)%
30-Day SEC Yield Unsubsidized	(0.02)%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	76.8%
Communication Services	11.1%
Semiconductors	6.2%
Real Estate	3.9%
Industrials	1.8%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	8.4%
Apple, Inc.	5.7%
NVIDIA Corp.	5.0%
Broadcom, Inc.	4.4%
Cisco Systems, Inc.	4.1%
QUALCOMM, Inc.	3.1%
AST SpaceMobile, Inc.	3.0%
Globalstar, Inc.	2.9%
Ciena Corp.	2.9%
Oracle Corp.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/sixg.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Connective Technologies ETF	PAGE 2	TSR-AR-26922A289

Defiance Drone and Modern Warfare ETF
JEDI(Principal U.S. Listing Exchange:NYSE Arca)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Defiance Drone and Modern Warfare ETF for the period of September 25, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/jedi. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Defiance Drone and Modern Warfare ETF	$18	0.69%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BITA Drone & Modern Warfare Select Index (the “Index”), which tracks companies that generate significant revenue from the modern warfare industry, including military drones, AI-driven defense software, unmanned systems, and electronic warfare solutions. The Fund is passively managed and generally seeks to fully replicate the Index.
For the period from inception on September 25, 2025, through December 31, 2025 (the “reporting period”), the Fund decreased 2.37% at  NAV, while the Index decreased 2.29%. By comparison, the NASDAQ 100 Total Return Index increased 3.67% over the same period. During the reporting period, JEDI’s thematic drivers remained closely tied to global defense modernization. Geopolitical tensions and evolving military doctrines continued to elevate the role of unmanned systems, AI-enabled defense software, electronic warfare, and autonomous platforms. These shifts reinforced demand for next-generation defense capabilities, though the space remains sensitive to contract timing, budget signals, and geopolitical headlines.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Defiance Drone and Modern Warfare ETF	PAGE 1	TSR-AR-26922B394

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/25/2025)
Defiance Drone and Modern Warfare ETF NAV	-2.37
NASDAQ 100 Total Return Index	3.67
BITA Drone and Modern Warfare Select Index	-2.29
Visit https://www.defianceetfs.com/jedi for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$25,381,535
Number of Holdings	26
Net Advisory Fee	$38,899
Portfolio Turnover	3%
30-Day SEC Yield	(0.02)%
30-Day SEC Yield Unsubsidized	(0.02)%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Industrials	84.4%
Information Technology	9.8%
Communication Services	1.4%
Cash & Other	4.4%

Top 10 Issuers	(% of Net Assets)
Rocket Lab Corp.	8.3%
RTX Corp.	7.5%
Palantir Technologies, Inc.	7.5%
L3Harris Technologies, Inc.	6.9%
Thales SA	6.4%
Leidos Holdings, Inc.	6.1%
Saab AB	4.8%
Elbit Systems, Ltd.	4.7%
CACI International, Inc.	4.6%
Kratos Defense & Security Solutions, Inc.	4.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/jedi.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Drone and Modern Warfare ETF	PAGE 2	TSR-AR-26922B394

Defiance Quantum ETF
QTUM (Principal U.S. Listing Exchange:NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/qtum. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Quantum ETF	$47	0.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index (the “Index”), which tracks companies at the forefront of the next generation of computing, specifically those involved in the development and commercialization of quantum computing and advanced machine learning. The Fund is passively managed and generally seeks to fully replicate the Index.
For the 12-month period ended December 31, 2025 (the “reporting period”), the Fund increased 36.35% at  NAV, while the Index increased 37.04%. By comparison, the S&P 500 TR increased 17.88% during the same period. During the reporting period, performance was shaped by continued momentum in advanced computing, particularly as AI infrastructure buildouts reinforced investor focus on next-generation compute. Progress around quantum roadmaps, error correction, and commercialization milestones helped shift the narrative from theoretical potential toward longer-term practical application. At the same time, the Fund’s exposure to growth-oriented technology meant broader market sentiment around interest rates and long-duration assets remained an important influence on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Defiance Quantum ETF	PAGE 1	TSR-AR-26922A420

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/04/2018)
Defiance Quantum ETF NAV	36.35	22.62	23.41
S&P 500 TR	17.88	14.42	14.29
BlueStar Quantum Computing and Machine Learning Index	37.04	23.27	24.04
Visit https://www.defianceetfs.com/qtum for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,176,550,286
Number of Holdings	84
Net Advisory Fee	$7,244,716
Portfolio Turnover	42%
30-Day SEC Yield	(0.02)%
30-Day SEC Yield Unsubsidized	(0.02)%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	76.3%
Industrials	11.4%
Communication Services	6.4%
Semiconductors	3.4%
Health Care	1.2%
Consumer Discretionary	1.2%
Cash & Other	0.1%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	6.6%
Quantum Emotion Corp.	2.1%
Micron Technology, Inc.	1.4%
Nutanix, Inc.	1.4%
Fujitsu Ltd.	1.3%
RTX Corp.	1.3%
Orange SA	1.3%
Nokia Oyj	1.3%
Infineon Technologies AG	1.3%
Baidu, Inc.	1.3%

Top Ten Countries	(% of Net Assets)
United States	65.7%
Japan	8.8%
Taiwan	7.2%
Netherlands	4.9%
Canada	3.1%
France	2.6%
Switzerland	2.5%
United Kingdom	1.9%
Finland	1.3%
Cash & Other	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/qtum.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Quantum ETF	PAGE 2	TSR-AR-26922A420

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant currently does not have an audit committee financial expert (ACFE) serving on its audit committee due to the recent death of the Trustee who had most recently served as the registrant’s ACFE. The Board is developing a plan to address the ACFE role.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$45,000	$60,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$10,500	$14,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Ticker
Defiance Connective Technologies ETF	SIXG
Defiance Drone and Modern Warfare ETF	JEDI
Defiance Quantum ETF	QTUM

Annual Financial Statements and Additional Information
December 31, 2025

Defiance Connective Technologies ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 11.1%
AST SpaceMobile, Inc.(a)(b)	272,581	$19,797,558
AT&T, Inc.	319,888	7,946,018
Globalstar, Inc.(a)	315,338	19,248,232
Iridium Communications, Inc.	544,532	9,463,966
T-Mobile US, Inc.	38,859	7,889,931
Verizon Communications, Inc.	214,778	8,747,908
		73,093,613
Industrials - 1.8%
CSG Systems International, Inc.	154,836	11,874,373
Information Technology - 76.8%(c)
A10 Networks, Inc.	560,330	9,912,238
Akamai Technologies, Inc.(a)	133,621	11,658,432
Amdocs Ltd.	120,898	9,733,498
Apple, Inc.	137,288	37,323,116
Arista Networks, Inc.(a)	122,573	16,060,740
Broadcom, Inc.	84,248	29,158,233
Calix, Inc.(a)	156,781	8,298,418
Celestica, Inc.(a)	44,873	13,264,908
CEVA, Inc.(a)(b)	478,620	10,299,902
Ciena Corp.(a)	80,421	18,808,059
Cisco Systems, Inc.	351,244	27,056,325
CommScope Holding Company, Inc.(a)	607,875	11,020,774
Credo Technology Group Holding Ltd.(a)	68,429	9,846,249
Datadog, Inc. - Class A(a)(b)	87,448	11,892,053
DigitalOcean Holdings, Inc.(a)(b)	287,113	13,815,878
Dynatrace, Inc.(a)	217,936	9,445,346
Extreme Networks, Inc.(a)	440,141	7,328,348
F5, Inc.(a)	31,986	8,164,746
Gilat Satellite Networks Ltd.(a)(b)	1,037,112	13,420,229
InterDigital, Inc.(b)	33,726	10,737,684
Keysight Technologies, Inc.(a)	64,403	13,086,046
Kingsoft Cloud Holdings Ltd. - ADR(a)(b)	618,479	6,395,073
Kyndryl Holdings, Inc.(a)	308,964	8,206,084
MACOM Technology Solutions Holdings, Inc.(a)	76,490	13,101,207
Marvell Technology, Inc.	184,521	15,680,595
MaxLinear, Inc.(a)	618,284	10,776,690
N-able, Inc.(a)(b)	1,187,532	8,882,739
NetApp, Inc.	86,878	9,303,765
NetScout Systems, Inc.(a)	390,208	10,559,028
Nokia Oyj - ADR	2,457,602	15,900,685
Oracle Corp.	94,831	18,483,510

	Shares	Value
Qorvo, Inc.(a)	112,715	$9,525,545
QUALCOMM, Inc.	117,338	20,070,665
Radware Ltd.(a)	379,278	9,136,807
Skyworks Solutions, Inc.	137,639	8,727,689
Telefonaktiebolaget LM Ericsson - ADR(b)	1,407,538	13,582,742
Viasat, Inc.(a)	338,486	11,664,228
Viavi Solutions, Inc.(a)	822,781	14,661,957
		504,990,231
Real Estate - 3.9%
American Tower Corp.	48,208	8,463,878
Digital Realty Trust, Inc.	53,717	8,310,557
Equinix, Inc.	11,967	9,168,637
		25,943,072
Semiconductors - 6.2%
ARM Holdings PLC - ADR(a)	71,928	7,862,450
NVIDIA Corp.	175,580	32,745,670
		40,608,120
TOTAL COMMON STOCKS (Cost $499,429,900)		656,509,409
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(d)	54,831,062	54,831,062
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $54,831,062)		54,831,062
	Shares
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67%(d)	725,921	725,921
TOTAL MONEY MARKET FUNDS (Cost $725,921)		725,921
TOTAL INVESTMENTS - 108.3% (Cost $554,986,883)		$712,066,392
Liabilities in Excess of Other Assets - (8.3)%		(54,655,730)
TOTAL NET ASSETS - 100.0%		$657,410,662

The accompanying notes are an integral part of these financial statements.

1

Defiance Connective Technologies ETF
Schedule of Investments
December 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $52,609,847.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Defiance Drone and Modern Warfare ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 95.6%
Communication Services - 1.4%
Iridium Communications, Inc.	20,622	$358,410
Industrials - 84.4%(a)
AeroVironment, Inc.(b)	4,658	1,126,724
BlackSky Technology, Inc.(b)	16,674	312,638
CACI International, Inc. - Class A(b)	2,178	1,160,460
Chemring Group PLC	57,750	367,021
Cohort PLC	16,086	196,242
DroneShield Ltd.(b)	174,846	359,115
Elbit Systems Ltd.	2,057	1,188,350
Electro Optic Systems Holdings Ltd.(b)	55,230	347,676
Exail Technologies SA(b)	2,268	217,088
Hensoldt AG	11,256	970,322
Kratos Defense & Security Solutions, Inc.(b)	15,186	1,152,769
L3Harris Technologies, Inc.	6,006	1,763,181
Leidos Holdings, Inc.	8,568	1,545,667
Mercury Systems, Inc.(b)	13,104	956,723
Parsons Corp.(b)	15,834	978,541
QinetiQ Group PLC	106,134	630,406
Red Cat Holdings, Inc.(b)	31,710	251,460
Rocket Lab Corp.(b)	30,156	2,103,683
RTX Corp.	10,416	1,910,294
Saab AB	20,853	1,216,056
Science Applications International Corp.	10,164	1,023,108
Thales SA	6,048	1,632,291
		21,409,815
Information Technology - 9.8%
C3.ai, Inc. - Class A(b)	27,174	366,306
Palantir Technologies, Inc. - Class A(b)	10,710	1,903,702
Telos Corp.(b)	43,134	219,983
		2,489,991
TOTAL COMMON STOCKS (Cost $26,698,058)		24,258,216
TOTAL INVESTMENTS - 95.6% (Cost $26,698,058)		$24,258,216
Other Assets in Excess of Liabilities - 4.4%		1,123,319
TOTAL NET ASSETS - 100.0%		$25,381,535

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

3

Defiance Quantum ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 6.4%
Alphabet, Inc. - Class A	124,729	$39,040,177
Baidu, Inc. - ADR(a)(b)	316,806	41,393,872
Koninklijke KPN NV	8,825,952	41,213,897
NTT, Inc.	40,138,431	40,382,982
Orange SA	2,510,535	41,868,787
		203,899,715
Consumer Discretionary - 1.2%
Alibaba Group Holding Ltd. - ADR(b)	251,478	36,861,645
Health Care - 1.2%
RadNet, Inc.(a)	517,822	36,946,600
Industrials - 11.4%
ABB Ltd.	544,828	40,725,420
Airbus SE	176,855	41,209,255
Booz Allen Hamilton Holding Corp.	429,366	36,221,316
Hitachi Ltd.	1,278,725	39,990,494
Honeywell International, Inc.	207,953	40,569,551
Lockheed Martin Corp.	85,352	41,282,202
Mitsubishi Electric Corp.	1,347,711	39,422,342
Northrop Grumman Corp.	71,917	41,007,792
RTX Corp.	228,594	41,924,139
		362,352,511
Information Technology - 76.3%(c)
Accenture PLC - Class A	146,718	39,364,439
Advanced Micro Devices, Inc.(a)	180,378	38,629,752
Alchip Technologies Ltd.	365,102	40,785,730
Analog Devices, Inc.	141,845	38,468,364
Applied Materials, Inc.	145,155	37,303,383
Arqit Quantum, Inc.(a)(b)	1,378,655	30,164,971
ASM International NV	62,512	38,000,859
ASML Holding NV	35,681	38,173,675
Astera Labs, Inc.(a)	243,067	40,436,626
Asustek Computer, Inc.	2,087,316	36,404,550
Broadcom, Inc.	96,712	33,472,023
BTQ Technologies Corp.(a)(b)	6,015,000	30,796,800
Cadence Design Systems, Inc.(a)	118,143	36,929,139
Cirrus Logic, Inc.(a)	316,029	37,449,436
Cisco Systems, Inc.	497,690	38,337,061
Cloudflare, Inc. - Class A(a)	187,106	36,887,948
Coherent Corp.(a)	202,277	37,334,266
CoreWeave, Inc. - Class A(a)(b)	453,035	32,441,836
D-Wave Quantum, Inc.(a)(b)	1,490,284	38,970,927
Elastic NV(a)	506,399	38,202,741
Fujitsu Ltd.	1,523,930	42,088,060
Global Unichip Corp.	575,991	38,954,850
Hewlett Packard Enterprise Co.	1,581,141	37,979,007
Hon Hai Precision Industry Co. Ltd.	5,327,000	39,078,738

	Shares	Value
Infineon Technologies AG	934,511	$41,410,166
Intel Corp.(a)	979,392	36,139,565
International Business Machines Corp.	127,738	37,837,273
IonQ, Inc.(a)(b)	772,974	34,683,343
KLA Corp.	32,238	39,171,749
Lam Research Corp.	237,367	40,632,483
Marvell Technology, Inc.	431,920	36,704,562
MediaTek, Inc.	849,284	38,652,349
Microchip Technology, Inc.	588,212	37,480,869
Micron Technology, Inc.	151,453	43,226,201
Microsoft Corp.	83,459	40,362,442
MKS, Inc.	237,906	38,017,379
MongoDB, Inc.(a)	93,446	39,218,352
NEC Corp.	1,119,405	37,921,723
Nokia Oyj - ADR	6,421,159	41,544,899
Nutanix, Inc. - Class A(a)	833,987	43,108,788
NVE Corp.	551,045	32,693,500
NXP Semiconductors NV	173,063	37,565,055
ON Semiconductor Corp.(a)	724,858	39,251,061
Onto Innovation, Inc.(a)	237,212	37,446,286
Oracle Corp.	179,093	34,907,017
Palantir Technologies, Inc. - Class A(a)	212,546	37,780,051
QUALCOMM, Inc.	219,195	37,493,305
Quantum Computing, Inc.(a)(b)	3,179,905	32,625,825
Quantum Emotion Corp.(a)	18,628,394	68,085,540
Renesas Electronics Corp.	2,853,658	38,960,274
Reply SpA	292,219	39,364,761
Rigetti Computing, Inc.(a)(b)	1,529,082	33,869,166
Salesforce, Inc.	151,173	40,047,239
Snowflake, Inc. - Class A(a)	184,436	40,457,881
STMicroelectronics NV(b)	1,517,463	39,362,990
Synopsys, Inc.(a)	83,938	39,427,357
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	128,780	39,134,954
Teradata Corp.(a)	1,261,518	38,400,608
Teradyne, Inc.	195,772	37,893,628
Texas Instruments, Inc.	219,847	38,141,256
Tokyo Electron Ltd.	189,000	41,382,373
Tower Semiconductor Ltd.(a)	315,704	37,069,964
Wipro Ltd. - ADR(b)	13,819,932	39,248,607
		2,423,376,022
Semiconductors - 3.4%
ARM Holdings PLC - ADR(a)(b)	282,219	30,849,359
Lattice Semiconductor Corp.(a)	509,369	37,479,371
NVIDIA Corp.	217,322	40,530,553
		108,859,283
TOTAL COMMON STOCKS (Cost $2,785,523,611)		3,172,295,776

The accompanying notes are an integral part of these financial statements.

4

Defiance Quantum ETF
Schedule of Investments
December 31, 2025(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(d)	210,601,978	$210,601,978
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $210,601,978)		210,601,978
	Shares
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67%(d)	3,773,756	3,773,756
TOTAL MONEY MARKET FUNDS (Cost $3,773,756)		3,773,756
TOTAL INVESTMENTS - 106.6% (Cost $2,999,899,345)		$3,386,671,510
Liabilities in Excess of Other Assets - (6.6)%		(210,121,224)
TOTAL NET ASSETS - 100.0%		$3,176,550,286

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $202,445,543.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

DEFIANCE ETFs
Statements of Assets and Liabilities
December 31, 2025

	Defiance Connective Technologies ETF	Defiance Drone and Modern Warfare ETF	Defiance Quantum ETF
ASSETS:
Investments, at value	$712,066,392	$24,258,216	$3,386,671,510
Cash	—	904,282	—
Dividends receivable	262,684	1,394	1,117,280
Dividend tax reclaims receivable	49,922	675	116,913
Security lending income receivable	33,350	—	299,388
Receivable for investments sold	—	231,613	—
Receivable for transaction fee	—	—	21,664
Total assets	712,412,348	25,396,180	3,388,226,755
LIABILITIES:
Payable upon return of securities loaned	54,831,062	—	210,601,978
Payable to Adviser	170,624	14,645	1,074,491
Total liabilities	55,001,686	14,645	211,676,469
NET ASSETS	$ 657,410,662	$25,381,535	$3,176,550,286
Net Assets Consists of:
Paid-in capital	$647,770,117	$28,020,683	$2,824,488,820
Total distributable earnings/(accumulated losses)	9,640,545	(2,639,148)	352,061,466
Total net assets	$ 657,410,662	$25,381,535	$3,176,550,286
Net assets	$657,410,662	$25,381,535	$3,176,550,286
Shares issued and outstanding(a)	10,300,000	1,050,000	29,000,000
Net asset value per share	$63.83	$24.17	$109.54
Cost:
Investments, at cost	$554,986,883	$26,698,058	$2,999,899,345
Loaned Securities:
at value (included in investments)	$52,609,847	$—	$202,445,543

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

DEFIANCE ETFs
Statements of Operations
For the Period Ended December 31, 2025

	Defiance Connective Technologies ETF	Defiance Drone and Modern Warfare ETF(a)	Defiance Quantum ETF
INVESTMENT INCOME:
Dividend income	$5,856,405	$34,345	$21,660,558
Less: dividend withholding taxes	(89,768)	(1,967)	(1,668,740)
Less: issuance fees	(111,399)	—	(252,105)
Securities lending income	323,030	—	4,004,220
Total investment income	5,978,268	32,378	23,743,933
EXPENSES:
Investment advisory fee	1,849,967	38,899	7,244,716
Excise tax expense	—	—	504
Total expenses	1,849,967	38,899	7,245,220
NET INVESTMENT INCOME/(LOSS)	4,128,301	(6,521)	16,498,713
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,270,308	(191,555)	(8,891,027)
In-kind redemptions	155,354,089	—	205,639,820
Foreign currency transactions	—	(903)	(411,295)
Net realized gain (loss)	159,624,397	(192,458)	196,337,498
Net change in unrealized appreciation (depreciation) on:
Investments	19,466,716	(2,439,842)	335,060,333
Foreign currency translation	1,076	(327)	7,425
Net change in unrealized appreciation (depreciation)	19,467,792	(2,440,169)	335,067,758
Net realized and unrealized gain (loss)	179,092,189	(2,632,627)	531,405,256
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 183,220,490	$(2,639,148)	$547,903,969

(a)	Inception date of the Fund was September 25, 2025.
The accompanying notes are an integral part of these financial statements.

7

Defiance ETFs
Statements of Changes in Net Assets

	Defiance Connective Technologies ETF		Defiance Drone and Modern Warfare ETF
	Year Ended December 31,		Period Ended December 31, 2025(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$4,128,301	$5,166,923	$(6,521)
Net realized gain (loss)	159,624,397	83,049,643	(192,458)
Net change in unrealized appreciation (depreciation)	19,467,792	77,217,113	(2,440,169)
Net increase (decrease) in net assets from operations	183,220,490	165,433,679	(2,639,148)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,994,888)	(5,234,544)	—
Total distributions to shareholders	(3,994,888)	(5,234,544)	—
CAPITAL TRANSACTIONS:
Shares sold	234,742,080	154,175,215	28,020,683
Shares redeemed	(376,260,870)	(270,277,695)	—
ETF transaction fees (Note 7)	66	—	—
Net increase (decrease) in net assets from capital transactions	(141,518,724)	(116,102,480)	28,020,683
NET INCREASE (DECREASE) IN NET ASSETS	37,706,878	44,096,655	25,381,535
NET ASSETS:
Beginning of the period	619,703,784	575,607,129	—
End of the period	$657,410,662	$619,703,784	$25,381,535
SHARES TRANSACTIONS
Shares sold	4,450,000	3,700,000	1,050,000
Shares redeemed	(7,150,000)	(6,750,000)	—
Total increase (decrease) in shares outstanding	(2,700,000)	(3,050,000)	1,050,000

(a)	Inception date of the Fund was September 25, 2025.
The accompanying notes are an integral part of these financial statements.

8

Defiance ETFs
Statements of Changes in Net Assets(Continued)

	Defiance Quantum ETF
	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$16,498,713	$2,664,700
Net realized gain (loss)	196,337,498	105,787,547
Net change in unrealized appreciation (depreciation)	335,067,758	22,902,289
Net increase (decrease) in net assets from operations	547,903,969	131,354,536
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(25,272,217)	(2,546,281)
Total distributions to shareholders	(25,272,217)	(2,546,281)
CAPITAL TRANSACTIONS:
Shares sold	2,291,531,380	635,812,555
Shares redeemed	(442,147,045)	(164,114,710)
ETF transaction fees (Note 7)	258,985	22,674
Net increase (decrease) in net assets from capital transactions	1,849,643,320	471,720,519
NET INCREASE (DECREASE) IN NET ASSETS	2,372,275,072	600,528,774
NET ASSETS:
Beginning of the year	804,275,214	203,746,440
End of the year	$ 3,176,550,286	$804,275,214
SHARES TRANSACTIONS
Shares sold	23,650,000	8,300,000
Shares redeemed	(4,550,000)	(2,150,000)
Total increase (decrease) in shares outstanding	19,100,000	6,150,000

The accompanying notes are an integral part of these financial statements.

9

Defiance Connective Technologies ETF
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$47.67	$35.86	$29.88	$41.68	$33.60
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.35	0.37	0.48	0.46	0.48
Net realized and unrealized gain (loss) on investments(b)	16.16	11.82	6.00	(11.77)	8.09
Total from investment operations	16.51	12.19	6.48	(11.31)	8.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.38)	(0.50)	(0.49)	(0.47)
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.35)	(0.38)	(0.50)	(0.49)	(0.49)
ETF transaction fees per share (Note 7)	0.00(c)	—	—	0.00(c)	—
Net asset value, end of year	$63.83	$47.67	$35.86	$29.88	$41.68
TOTAL RETURN	34.76%	34.10%	21.88%	−27.20%	25.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$657,411	$619,704	$575,607	$690,178	$1,383,735
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	0.67%	0.90%	1.49%	1.36%	1.29%
Portfolio turnover rate(d)	27%	29%	56%	25%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

Defiance Drone and Modern Warfare ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.76
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(0.58)
Total from investment operations	(0.59)
Net asset value, end of period	$24.17
TOTAL RETURN(d)	−2.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,382
Ratio of expenses to average net assets(e)	0.69%
Ratio of net investment income (loss) to average net assets(e)	(0.12)%
Portfolio turnover rate(d)(f)	3%

(a)	Inception date of the Fund was September 25, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

Defiance Quantum ETF
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$81.24	$54.33	$39.27	$55.76	$41.44
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.87	0.59	0.49	0.56	0.31
Net realized and unrealized gain (loss) on investments(b)	28.53	26.81	15.01	(16.48)	14.26
Total from investment operations	29.40	27.40	15.50	(15.92)	14.57
LESS DISTRIBUTIONS FROM:
Net investment income	(1.09)	(0.49)	(0.44)	(0.57)	(0.24)
Net realized gains	(0.02)	—	—	—	(0.03)
Total distributions	(1.11)	(0.49)	(0.44)	(0.57)	(0.27)
ETF transaction fees per share (Note 7)	0.01	0.00(c)	0.00(c)	0.00(c)	0.02
Net asset value, end of year	$109.54	$81.24	$54.33	$39.27	$55.76
TOTAL RETURN	36.35%	50.69%	39.60%	−28.56%	35.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,176,550	$804,275	$203,746	$102,108	$178,418
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of excise tax expenses to average net assets	0.00%(d)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.91%	0.93%	1.01%	1.25%	0.61%
Portfolio turnover rate(e)	42%	46%	31%	24%	35%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
NOTE 1 – ORGANIZATION
Defiance Connective Technologies ETF and Defiance Quantum ETF are each a diversified series and Defiance Drone and Modern Warfare ETF is a non-diversified series (individually each “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”). The Trust is an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of Defiance Connective Technologies ETF is to track the total return performance, before fees and expenses, of the BlueStar® Connective Technologies Index. The investment objective of Defiance Drone and Modern Warfare ETF is to track the total return performance, before fees and expenses, of the BITA Drone & Modern Warfare Select Index. The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar® Quantum Computing and Machine Learning Index. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Connective Technologies ETF	March 4, 2019
Defiance Drone and Modern Warfare ETF	September 25, 2025
Defiance Quantum ETF	September 4, 2018

The end of the reporting period for the Funds is December 31, 2025. The current fiscal period is the period from January 1, 2025 to December 31, 2025 for all funds with the exception of Defiance Drone and Modern Warfare ETF for which the current fiscal period is the period from inception on September 25, 2025 through December 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security

13

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Defiance Connective Technologies ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$656,509,409	$—	$—	$656,509,409
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	54,831,062
Money Market Funds	725,921	—	—	725,921
Total Investments	$657,235,330	$—	$—	$712,066,392

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $54,831,062 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

14

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Defiance Drone and Modern Warfare ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,258,216	$—	$—	$24,258,216
Total Investments	$24,258,216	$—	$—	$24,258,216

Refer to the Schedule of Investments for further disaggregation of investment categories.
Defiance Quantum ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,172,295,776	$—	$—	$3,172,295,776
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	210,601,978
Money Market Funds	3,773,756	—	—	3,773,756
Total Investments	$3,176,069,532	$—	$—	$3,386,671,510

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $210,601,978 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

15

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
D.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

16

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended December 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Defiance Connective Technologies ETF	$ (153,890,683)	$ 153,890,683
Defiance Drone and Modern Warfare ETF	—	—
Defiance Quantum ETF	(203,456,210)	203,456,210

K.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by a committee of certain individuals at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Penserra Capital Management LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
The Funds pay the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on each Fund’s average daily net assets:

Defiance Connective Technologies ETF	0.30%
Defiance Drone and Modern Warfare ETF .	0.69%
Defiance Quantum ETF	0.40%

The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

17

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
Defiance Connective Technologies ETF and Defiance Quantum ETF may lend up to 33 1/3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Connective Technologies ETF	$52,609,847	$54,831,062
Defiance Quantum ETF	202,445,543	210,601,978

*
The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

18

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Defiance Connective Technologies ETF	$323,030
Defiance Quantum ETF	4,004,220

NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Connective Technologies ETF	$170,517,661	$168,949,438
Defiance Drone and Modern Warfare ETF	578,730	1,098,809
Defiance Quantum ETF	910,308,784	759,182,334

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.
During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Connective Technologies ETF.	$230,429,469	$372,826,155
Defiance Drone and Modern Warfare ETF	27,410,402	—
Defiance Quantum ETF.	2,131,875,912	435,274,210

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2025 were as follows:

	Defiance Connective Technologies ETF	Defiance Drone and Modern Warfare ETF	Defiance Quantum ETF
Tax cost of investments.	$559,647,951	$26,914,479	$3,047,118,503
Gross tax unrealized appreciation	$193,369,434	$789,409	$532,409,020
Gross tax unrealized depreciation	(40,952,908)	(3,445,999)	(192,848,256)
Net tax unrealized appreciation (depreciation)	152,416,526	(2,656,590)	339,560,764
Undistributed ordinary income	176,312	17,442	12,500,702
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(142,952,293)	—	—
Distributable earnings (accumulated losses)	$9,640,545	$(2,639,148)	$352,061,466

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized appreciation on investments in passive foreign investment companies.

19

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2025, the Funds did not elect to defer any post-October capital losses.
As of December 31, 2025, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Connective Technologies ETF	$26,297,748	$116,654,545
Defiance Drone and Modern Warfare ETF	—	—
Defiance Quantum ETF	—	—

During the fiscal period ended December 31, 2025 Defiance Connective Technologies ETF utilized $7,365,979 and Defiance Quantum ETF utilized $13,944,950 of short-term or long-term capital loss carryforwards that were available as of December 31, 2024.
The tax character of distributions paid by the Funds during the fiscal year/period ended December 31, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Connective Technologies ETF	$3,994,888	$ —	$ —
Defiance Drone and Modern Warfare ETF	—	—	—
Defiance Quantum ETF	25,272,217	—	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Connective Technologies ETF	$5,234,544	$ —	$ —
Defiance Drone and Modern Warfare ETF	N/A	N/A	N/A
Defiance Quantum ETF	2,546,281	—	—

NOTE 7 – SHARE TRANSACTIONS
Shares of Defiance Connective Technologies ETF and Defiance Quantum ETF are listed and trade on the Nasdaq Stock Market LLC. Shares of Defiance Drone and Modern Warfare ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, with the exception of Defiance Drone and Modern Warfare ETF which is $300, each payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the

20

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – PRINCIPAL RISKS
Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Connective Technologies Investment Risk. (Defiance Connective Technologies ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G, 6G, and other connective technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. These technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
Aerospace and Defense Companies Risk. (Defiance Drone and Modern Warfare ETF) Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) government demand for their products and services. There are significant inherent risks in contracting with the U.S. government that could have a material adverse effect on the business, financial condition and results of operations of industry participants.
Cybersecurity Companies Risk. (Defiance Drone and Modern Warfare ETF) Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.
Drone Companies Risk. (Defiance Drone and Modern Warfare ETF) Drone companies are subject to the risks of changes in business cycles, global economic growth, technological advances, and government regulation. Drone companies may have limited product lines, markets, financial resources or personnel. Drone companies may be dependent on the U.S. Government and its agencies for a significant portion of their sales, and their success and growth may be dependent on their ability to win future government contracts. As a result, such companies may be negatively affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. Government and its agencies. Additionally, securities of drone companies, especially start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Further, drone companies may rely on a combination of copyrights, trademarks patents, and trade secret laws to establish and protect their proprietary rights in their technologies and products, and may be adversely affected by loss or impairment of those rights. Legal and regulatory changes may have a negative impact on a drone company’s products or services.
Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including

21

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

22

DEFIANCE ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Defiance ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Defiance ETFs, comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Defiance Connective Technologies ETF and Defiance Quantum ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
Defiance Drone and Modern Warfare ETF	For the period from September 25, 2025 (commencement of operations) to December 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and securities lending agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 26, 2026

23

DEFIANCE ETFs
TAX INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Connective Technologies ETF	100.00%
Defiance Drone and Modern Warfare ETF	0.00%
Defiance Quantum ETF	72.55%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year ended December 31, 2025 was as follows:

Defiance Connective Technologies ETF	97.79%
Defiance Drone and Modern Warfare ETF	0.00%
Defiance Quantum ETF	23.34%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Connective Technologies ETF	0.00%
Defiance Drone and Modern Warfare ETF	0.00%
Defiance Quantum ETF	2.32%

24

DEFIANCE ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

25

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
Defiance Drone and Modern Warfare ETF (JEDI)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (i) the investment advisory agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of the Defiance Drone and Modern Warfare ETF (the “Fund”), and (ii) the investment sub-advisory agreement between the Adviser and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser” and, together with the Adviser, the “Advisers”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), each for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via video conference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Advisers to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Advisers, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser, respectively, to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Adviser’s representatives provided an oral overview of the services to be provided to the Fund by the Advisers, and additional information about the Adviser’s personnel and operations. The Adviser representative also described the Fund’s investment objective and principal investment strategy and responded to questions from the Board related thereto. The Board discussed the Materials and the Adviser’s oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Agreements.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered other services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser and monitoring the extent to which the Fund achieves its investment objective as an index-based fund. The Board also noted that the Adviser will monitor the Fund’s adherence to its investment restrictions as well as its compliance with Fund policies and procedures and applicable securities regulations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is index-based. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s ability to track the Fund’s underlying index closely.

26

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
Cost of Services to be Provided and Economies of Scale. The Board reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below. The Board then compared the Fund’s expense ratio to its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised of ETFs that invest in companies within the aerospace and defense industries focused on military, warfare innovation, and weaponry (the “Peer Group”). The Board also observed that the Peer Group included both funds with established track records and over $1 billion in assets under management (“AUM”) as well as recently launched funds with lower AUM. In particular, the Board noted that the Fund’s expected net expense ratio would be higher than the net expense ratio of each fund included in the Peer Group. The Board also compared the Fund’s proposed expense ratio to that of certain competitor ETFs identified by the Adviser (the “Selected Peer Group”). The Board noted that the Selected Peer Group was comprised of index-based ETFs selected for their focus on defense, aerospace, and military technology, including drones, cybersecurity, artificial intelligence (“AI”), and robotics. The Board observed that the Fund’s proposed net expense ratio was higher than the net expense ratio of all four funds included in the Selected Peer Group. The Board then considered the Adviser’s explanation for the Fund’s higher expense ratio, noting that the Fund, unlike its peer funds, will not invest primarily in the same large-cap defense companies; rather, the Fund will be a first mover focused more specifically on drone and modern warfare technology companies and expects to invest in a mix of small-, mid-, and large-cap companies.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at expected asset levels for the Fund. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Penserra
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Penserra will be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the underlying index, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program. The Trustees further noted that they had received and reviewed Penserra’s Materials, including Penserra’s response to a

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APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Penserra’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is an index-based ETF. Consequently, with respect to the Fund’s future performance, the Board will consider the extent to which the Fund tracks its underlying index.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Penserra for its services to the Fund, which included an annual minimum fee. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Penserra’s financial resources and information regarding its ability to support its management of the Fund, noting that Penserra had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Fund, taking into account an analysis of Penserra’s estimated profitability with respect to the Fund at various projected Fund asset levels.
The Board expressed the view that it currently appeared that Penserra might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rate does not include asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

28

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
Defiance Connective Technologies ETF
Defiance Quantum ETF
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of Defiance Connective Technologies ETF and Defiance Quantum ETF (each, a “Fund” and, together, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately eight days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including oversight of the Funds’ sub-adviser, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Funds; rather, each Fund tracks an index created and owned by a third-party index provider.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance, for periods ended September 30, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request,

29

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
In addition, the Board noted that, for each applicable period ended September 30, 2025, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
Defiance Connective Technologies ETF: The Board observed that the Fund outperformed its broad-based benchmark, the S&P 500® Index, over the one-, three-, five-year, and since inception periods ended September 30, 2025. The Board noted, however, that the Fund seeks to provide investors with exposure to companies whose products or services are predominantly tied to the development of 5G or 6G networking and communication technologies, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-, three-, and five-year periods ended September 30, 2025, the Fund outperformed the median return of both its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Technology category. The Board took into consideration that the Peer Group is comprised of ETFs in the technology sector, including ETFs that focus on companies in various industries, including semiconductors, cybersecurity, cloud computing, metaverse, and digital infrastructure. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which included only three index-based ETFs with a thematic focus on next generation connectivity, communication infrastructure, and related technologies. The Board noted that the Fund outperformed the funds in its Selected Peer Group over each of the one- and five-year periods ended September 30, 2025, and performed within the range of funds in the Selected Peer Group over the three-year period.
Defiance Quantum ETF: The Board observed that the Fund outperformed its broad-based benchmark, the S&P 500® Index, over the one-, three-, five-year, and since inception periods ended September 30, 2025. The Board noted that the Fund seeks to provide investors with exposure to companies that derive significant revenue or operating activity from the development of quantum computing and machine learning technology, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one-, three-, and five-year periods ended September 30, 2025, the Fund outperformed the median return of its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Technology category. The Board took into consideration that the Peer Group is comprised of ETFs in the technology sector, including ETFs that focus on companies in various industries, including semiconductors, metaverse, robotics, artificial intelligence, digital infrastructure, and other disruptive technologies. The Board also considered the Fund’s performance relative to that of its Selected Peer Group, which was comprised of four ETFs—a mix of actively managed and index-based ETFs with a focus on quantum computing, advanced computing, or related next-generation technologies. The Board noted that the Fund significantly outperformed the funds in the Selected Peer Group over the three- and five-year periods ended September 30, 2025, and performed within the range of funds in the Selected Peer Group over the one-year period.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board noted that each Fund’s net expense ratio was equal to its unified fee.
The Board then compared the net expense ratios of each Fund, as of September 30, 2025, with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that each Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that each Fund’s net expense ratio was lower than the net expense ratios of all of the funds in its Selected Peer Group.

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DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as a Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

31

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/9/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/9/2026

* Print the name and title of each signing officer under his or her signature.